RISK MANAGEMENT - Schedule of Liquidity Risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Dividends payable	$ 71,072	$ 75,297
Client and trust funds payable	1,202,079	961,080
Deferred consideration	136,053	96,855
Contingent consideration	346,894	131,122
Put option	427,867	109,394
Total financial liabilities	6,352,757	$ 4,184,842
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	351,495
Dividends payable	71,072
Client and trust funds payable	1,202,079
Long-term debt	3,798,711
Deferred consideration	136,053
Contingent consideration	346,894
Put option	427,867
Total financial liabilities	6,334,171
2022 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	351,495
Dividends payable	71,072
Client and trust funds payable	1,202,079
Long-term debt	444,486
Deferred consideration	123,277
Contingent consideration	41,773
Put option	400,440
Total financial liabilities	2,634,622
2023 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	0
Dividends payable	0
Client and trust funds payable	0
Long-term debt	0
Deferred consideration	12,776
Contingent consideration	225,747
Put option	0
Total financial liabilities	238,523
2024 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	0
Dividends payable	0
Client and trust funds payable	0
Long-term debt	301,433
Deferred consideration	0
Contingent consideration	63,368
Put option	5,647
Total financial liabilities	370,448
2025 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	0
Dividends payable	0
Client and trust funds payable	0
Long-term debt	450,000
Deferred consideration	0
Contingent consideration	16,006
Put option	18,782
Total financial liabilities	484,788
2027 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	0
Dividends payable	0
Client and trust funds payable	0
Long-term debt	250,000
Deferred consideration	0
Contingent consideration	0
Put option	2,998
Total financial liabilities	252,998
2030 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	0
Dividends payable	0
Client and trust funds payable	0
Long-term debt	1,214,344
Deferred consideration	0
Contingent consideration	0
Put option	0
Total financial liabilities	1,214,344
2051 | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	0
Dividends payable	0
Client and trust funds payable	0
Long-term debt	1,138,448
Deferred consideration	0
Contingent consideration	0
Put option	0
Total financial liabilities	$ 1,138,448